Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets
Schedule of movement in intangible assets

	Balance in 2023	Additions/ Amortization	Write-offs	Transfers	Balance in 2024

Total cost of intangible assets, gross	46,313,583	1,146,747	(209)	-	47,460,121
Software licenses	23,167,846	-	(54)	890,596	24,058,388
Authorizations	18,794,239	63,915	-	45,303	18,903,457
Goodwill	3,112,169	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas	207,589	-	-	5,114	212,703
List of customers	253,629	-	-	-	253,629
Other assets	574,245	-	-	9,110	583,355
Intangible assets under development	203,866	1,082,832	(155)	(950,123)	336,420

Total accumulated amortization	(30,688,542)	(1,916,673)	54	-	(32,605,161)
Software licenses	(20,785,708)	(936,731)	54	-	(21,722,385)
Authorizations	(9,377,907)	(894,572)	-	-	(10,272,479)
Infrastructure right-of-use - LT Amazonas	(97,174)	(11,096)	-	-	(108,270)
List of customers	(55,137)	(33,082)	-	-	(88,219)
Other assets	(372,616)	(41,192)	-	-	(413,808)

Total intangible assets, net	15,625,041	(769,926)	(155)	-	14,854,960
Software licenses(c)	2,382,138	(936,731)	-	890,596	2,336,003
Authorizations(f)	9,416,332	(830,657)	-	45,303	8,630,978
Goodwill(d)	3,112,169	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas(e)	110,415	(11,096)	-	5,114	104,433
List of customers	198,492	(33,082)	-		165,410
Other assets	201,629	(41,192)	-	9,110	169,547
Intangible assets under development	203,866	1,082,832	(155)	(950,123)	336,420

	Balance in 2022	Additions/ Amortization	Write-offs	Transfers	Capitalized interest	Balance in 2023

Total cost of intangible assets, gross	45,179,692	1,038,989	(776)	-	95,678	46,313,583
Software licenses	21,979,251	-	(193)	1,188,788	-	23,167,846
Authorizations	15,839,784	40,868	-	2,913,587	-	18,794,239
Goodwill	3,112,169	-	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas	201,778	-	-	5,811	-	207,589
List of customers	253,629	-	-	-	-	253,629
Other assets	565,578	-	(583)	9,250	-	574,245
Intangible assets under development	3,227,503	998,121	-	(4,117,436)	95,678	203,866

Total accumulated amortization	(28,763,144)	(1,925,773)	375	-	-	(30,688,542)
Software licenses	(19,922,202)	(978,289)	193	114,590	-	(20,785,708)
Authorizations	(8,403,807)	(816,538)	-	(157,562)	-	(9,377,907)
Infrastructure right-of-use - LT Amazonas	(86,488)	(10,686)	-	-	-	(97,174)
List of customers	-	(55,137)	-	-	-	(55,137)
Other assets	(350,647)	(65,123)	182	42,972	-	(372,616)

Total intangible assets, net	16,416,548	(886,784)	(401)	-	95,678	15,625,041
Software licenses(c)	2,057,049	(978,289)	-	1,303,378	-	2,382,138
Authorizations(f)	7,435,977	(775,670)	-	2,756,025	-	9,416,332
Goodwill(d)	3,112,169	-	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas(e)	115,290	(10,686)	-	5,811	-	110,415
List of customers	253,629	(55,137)	-	-	-	198,492
Other assets	214,931	(65,123)	(401)	52,222	-	201,629
Intangible assets under development	3,227,503	998,121	-	(4,117,436)	95,678	203,866

Schedule of amortization rates

Annual rate %

Software licenses	20
Authorizations	05−25
Infrastructure right-of-use	≤5
Other assets	≤10
List of Cozani’s customers	13.04
Surplus from Cozani authorizations	5.66

Schedule of goodwill registered

	2024	2023

Goodwill registered	3,112,169	3,112,169

Acquisition of Cozani	2,636,426	2,636,426
Acquisitions of TIM Fiber SP and TIM Fiber RJ	108,172	108,172
Acquisition of “Intelig” by TIM Participações	210,015	210,015
Acquisition of minority interests in TIM Sul and TIM Nordeste	157,556	157,556